Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined that there were no such events requiring recognition or disclosure in the financial statements other than the above mentioned events.

On July 7, 2022, the Board of directors passed a resolution to terminate the cooperation agreement with Shenzhen Geile Information Technology Co., Ltd. (formerly called “Shenzhen Harvest Business Ltd., Co.”) and dissolve FINE C+ Digital. On the same day, the Board of directors passed a resolution to terminate the cooperation agreement with Beijing Auvgo International Travel Technology Co. Ltd. and dissolve Yijia Travel. The Company had not made any investment in these two joint ventures and these joint ventures had no operations.

On July 19, 2022, Zhongtan Industrial Operation invested RMB 30 million (approximately $4,630,273) in Hangzhou Zhongtan New Energy Enterprise Management Partnership (Limited Partnership) and held 60% of its equity. The investment has not been paid as of the date of this report.

23. SUBSEQUENT EVENTS

On February 28, 2022, the Company entered a five-year cooperation agreement with Jiushang (Hangzhou) Semiconductor Technology Co., Ltd. (“Jiushang”) to jointly develop semiconductor operating businesses.

On April 2, 2022, Roan and Jiushang established a joint venture, Zhongxin Future (Hangzhou) Semiconductor Technology Industry Development Co., Ltd. Roan and its business partner, own 22% and 38% of the equity, respectively, and the remaining 40% is held by Jiushang. The profit share will be 60% and 40% between Jiushang and Roan and its business partner, respectively. The registered capital of the joint venture is RMB100 million. The Company has not paid for this investment as of the date of this report.

In accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the condensed financial statements.